As filed with the Securities and Exchange Commission on August 24, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

Registrant's telephone number, including area code 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

The Merger Fund
Schedule of Investments
June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 111.69%
	Aerospace & Defense - 0.24%
50,900	Armor Holdings, Inc. (a) (b)	$4,421,683
	Air Freight & Logistics - 0.94%
378,300	EGL, Inc. (a) (b)	17,583,384
	Aluminum - 2.36%
544,900	Alcan Inc. (d)	44,300,370
	Apparel Retail - 1.21%
435,300	Genesco Inc. (a) (b)	22,770,543
	Asset Management & Custody Banks - 3.71%
907,750	Nuveen Investments, Inc. (b)	56,416,662
315,177	The Bank of New York Company, Inc. (b)	13,060,935
		69,477,597
	Biotechnology - 1.20%
373,800	Digene Corporation (a) (b)	22,446,690
	Broadcasting & Cable TV - 5.94%
1,084,200	Alliance Atlantis Communications Inc. (a) (b)	53,220,200
1,537,250	Clear Channel Communications, Inc. (d)	58,138,795
		111,358,995
	Casinos & Gaming - 7.63%
1,071,375	Harrah's Entertainment (b)	91,345,433
110,661	Penn National Gaming, Inc. (a) (b)	6,649,619
520,200	Station Casinos, Inc. (b)	45,153,360
		143,148,412
	Communications Equipment - 1.08%
1,202,997	Avaya, Inc. (a) (c)	20,258,470
	Construction & Engineering - 2.52%
1,118,000	Infrasource Services Inc. (a) (c)	41,477,800
72,200	Washington Group International, Inc. (a) (c)	5,776,722
		47,254,522
	Construction Materials - 3.21%
501,900	Florida Rock Industries, Inc. (c)	33,878,250
1,655,350	Rinker Group Limited ordinary (c)	26,237,309
		60,115,559
	Consumer Electronics - 0.53%
85,000	Harman International Industries, Inc. (c)	9,928,000
	Consumer Finance - 2.11%
687,375	SLM Corporation (c)	39,579,053
	Data Processing & Outsourced Services - 9.44%
779,100	Affiliated Computer Services, Inc. (a) (c)	44,190,552
700,000	Alliance Data Systems Corporation (a) (c)	54,096,000
423,400	eFunds Corporation (a) (c)	14,941,786
1,951,800	First Data Corporation (c)	63,765,306
		176,993,644
	Diversified Banks - 3.73%
98,000	ABN AMRO Holding NV - ADR (e)	4,500,160
3,275,950	Banca Popolare Italiana Scrl (a) (e) (g)	50,324,196
1,518,900	Capitalia SpA (e)	15,138,634
		69,962,990
	Diversified Chemicals - 1.36%
1,048,500	Huntsman Corporation (e)	25,489,035
	Diversified Commercial & Professional Services - 3.07%
1,841,900	PHH Corporation (a) (e)	57,485,699
	Diversified Metals & Mining - 1.31%
954,100	LionOre Mining International Ltd. (a) (e) (g)	24,630,603
	Diversified REITs - 1.36%
1,138,000	Crescent Real Estate Equities Company (e)	25,536,720
	Education Services - 0.97%
296,274	Laureate Education Inc. (a) (e)	18,268,255
	Footwear - 1.68%
148,300	Skechers U.S.A., Inc. (a) (e)	4,330,360
1,341,500	The Stride Rite Corporation (e)	27,178,790
		31,509,150
	General Merchandise Stores - 2.00%
1,708,800	Dollar General Corporation (e)	37,456,896
	Health Care Equipment - 4.67%
1,273,562	Biomet, Inc. (e)	58,227,255
657,700	Cytyc Corporation (a) (e)	28,353,447
75,000	Insulet Corporation (a) (e)	1,065,000
		87,645,702
	Health Care Facilities - 2.23%
262,206	Symbion, Inc. (a) (f)	5,692,492
672,400	Triad Hospitals, Inc. (a) (f)	36,148,224
		41,840,716
	Health Care Supplies - 1.05%
282,700	Bausch & Lomb, Incorporated (d)	19,630,688
	Independent Power Producers & Energy Traders - 5.32%
909,400	Mirant Corporation (a) (d)	38,785,910
906,050	TXU Corp. (f)	60,977,165
		99,763,075
	Integrated Telecommunication Services - 1.51%
749,900	BCE Inc. (a) (d)	28,397,997
	Internet Software & Services - 0.82%
239,550	aQuantive, Inc. (a) (f)	15,283,290
	Investment Banking & Brokerage - 1.30%
4,773,944	Instinet Group Incorporated (a) (f)	24,290,304
	Managed Health Care - 3.72%
1,678,900	Sierra Health Services, Inc. (a) (f)	69,808,662
	Multi-Utilities - 0.49%
219,700	KeySpan Corporation (f)	9,223,006
	Oil & Gas Drilling - 0.45%
179,650	TODCO (a) (f)	8,481,277
	Pharmaceuticals - 0.22%
130,300	Bristol-Myers Squibb Company (d)	4,112,268
	Property & Casualty Insurance - 1.15%
496,116	Ohio Casualty Corporation (f)	21,486,784
	Publishing - 0.82%
205,100	Reuters Group plc - ADR (f)	15,310,715
	Regional Banks - 3.92%
673,800	Compass Bancshares, Inc. (f)	46,478,724
212,200	First Republic Bank (f)	11,386,652
561,736	Greater Bay Bancorp (f)	15,638,730
		73,504,106
	Restaurants - 1.11%
866,129	Applebee's International, Inc. (d)	20,873,709
	Specialized Consumer Services - 0.69%
842,900	The ServiceMaster Company (f)	13,031,234
	Specialized Finance - 2.98%
853,800	International Sec. Exchange Holdings, Inc. (f)	55,795,830
	Specialized REITs - 0.17%
145,100	Equity Inns Inc.	3,250,240
	Specialty Stores - 0.77%
242,157	Guitar Center, Inc. (a)	14,483,410
	Steel - 4.85%
437,200	IPSCO, Inc. (f)	69,462,336
572,000	Ryerson Inc.	21,535,800
		90,998,136
	Technology Distributors - 3.19%
705,000	CDW Corporation (a)	59,903,850
	Trading Companies & Distributors - 1.26%
726,460	United Rentals, Inc. (a)	23,639,008
	Trucking - 3.57%
1,935,207	Laidlaw International Inc.	66,861,402
	Wireless Telecommunication Services - 7.83%
688,900	ALLTEL Corporation	46,535,195
4,472,698	Price Communications Corporation (h)	100,367,343
		146,902,538
	TOTAL COMMON STOCKS (Cost $2,032,982,181)	2,094,494,217
Principal
Amount		Value
	CORPORATE BONDS - 0.17%
	Specialty Stores - 0.17%
	Toys "R" Us, Inc.
$3,500,000	7.875%, 04/15/2013	3,150,000
	TOTAL CORPORATE BONDS (Cost $3,247,135)	3,150,000

	STRUCTURED NOTES - 0.00%
468,600	Telecorp PCS Escrow Shares (a)	4,686
	TOTAL STRUCTURED NOTES (Cost $0)	4,686

Contracts (100 shares per contract)		Value
	PUT OPTIONS PURCHASED - 0.40%
	Bloomberg US Lodging Index
23,209	Expiration: September, 2007, Exercise Price: $400.00	775,413
	DJ Euros STOXX Bank Index
216	Expiration: September, 2007, Exercise Price: $490.00	891,657
	Financial Select Sector SPDR
891	Expiration: September, 2007, Exercise Price: $40.00	351,945
	iShares DJ US Real Estate Index
130	Expiration: August, 2007, Exercise Price: $82.00	68,900
	iShares S&P GSTI Networking
224	Expiration: September, 2007, Exercise Price: $37.50	71,120
	KBW Insurance ETF
107	Expiration: September, 2007, Exercise Price: $62.00	31,832
	PowerShares Dynamic Healthcare
1,101	Expiration: September, 2007, Exercise Price: $29.00	143,130
	PowerShares Dynamic Media
400	Expiration: September, 2007, Exercise Price: $18.00	38,000
	SPDR Metals & Mining ETF
1,511	Expiration: September, 2007, Exercise Price: $67.00	891,490
	SPDR S&P Retail ETF
1,668	Expiration: September, 2007, Exercise Price: $46.00	533,760
	SPDR Trust Series 1
5,123	Expiration: July, 2007, Exercise Price: $155.00	2,510,270
	Telecom HOLDRs Trust
751	Expiration: August, 2007, Exercise Price: $40.00	60,080
	Utilities Select Sector SPDR
3,217	Expiration: September, 2007, Exercise Price: $43.00	1,174,205
	TOTAL PUT OPTIONS PURCHASED (Cost $7,443,907)	7,541,802

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 0.00%
	Variable Rate Demand Notes - 0.00%
564	U.S. Bank 5.080%	564
	TOTAL SHORT TERM INVESTMENTS (Cost $564)	564
	Total Investments (Cost $2,043,673,787) (i) - 112.26%	$2,105,191,269

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the shares have been committed as collateral for swap contracts,
(d)	All or a portion of the shares have been committed as collateral for written option contracts.
(e)	All or a portion of the shares have been committed as collateral for credit facility.
(f)	All or a portion of the shares have been committed as collateral for foreign currency contracts.
(g)	Fair-valued security.
(h)	Affiliated company.

(i)	Cost of investments	$2,053,185,349
	Gross unrealized appreciation	68,505,955
	Gross unrealized depreciation	(16,500,035)
	Net unrealized appreciation	$52,005,920

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Merger Fund
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares		Value
	83,300	Banco Bilbao Vizcaya Argentaria - ADR	$2,030,854
	897,800	Banco Bilbao Vizcaya Argentaria, S.A.	21,888,409
	1,408,700	Banco Popolare di Verona e Novara Scrl	40,687,092
	176,000	Hercules Offshore, Inc.	5,698,880
	342,000	Hologic, Inc.	18,916,020
	298,409	Mellon Financial Corporation	13,129,996
	241,600	QIAGEN N.V. - ADR	4,298,064
	1,367,600	Quanta Services, Inc.	41,944,292
	818,525	The Thomson Corporation	33,424,878
	1,701,300	UniCredito Italiano SpA	15,264,151
	55,600	URS Corporation	2,699,380
	2,325,680	Verizon Communications Inc.	95,748,245
	94,625	Vulcan Materials Company	10,838,347
	56,200	Wells Fargo Company	1,976,554
		Total Securities Sold Short (Proceeds $283,055,923)	$308,545,162

Footnotes

ADR	American Depository Receipt

The Merger Fund
Schedule of Options Written
June 30, 2007 (Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
	Alcan Inc.
250	Expiration: July, 2007, Exercise Price: $80.00	$85,000
4,699	Expiration: July, 2007, Exercise Price: $85.00	516,890
	Applebee's International, Inc.
1,098	Expiration: November, 2007, Exercise Price: $30.00	21,960
	Avaya, Inc.
2,180	Expiration: September, 2007, Exercise Price: $17.50	38,150
	Bausch & Lomb Incorporated
2,827	Expiration: July, 2007, Exercise Price: $65.00	1,371,095
	BCE Inc.
19,970	Expiration: August, 2007, Exercise Price: 40.00 CAD	2,999,494
	Bristol-Myers Squibb Company
1,303	Expiration: August, 2007, Exercise Price: $30.00	260,600
	Clear Channel Communications, Inc.
1,664	Expiration: July, 2007, Exercise Price: $35.00	469,248
	Imperial Chemical
10,000	Expiration: September, 2007, Exercise Price: 620.00 GBp	627,500
	Mirant Corporation
1,050	Expiration: July, 2007, Exercise Price: $45.00	52,500
	Ryerson Inc.
1,910	Expiration: September, 2007, Exercise Price: $40.00	401,100
	Station Casinos, Inc.
4,072	Expiration: January, 2008, Exercise Price: $90.00	71,260
		6,914,797
	Total Options Written (Premiums received $8,065,217)	$6,914,797

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Merger Fund

By (Signature and Title)   /s/ Frederick W. Green
Frederick W. Green, President

Date   8/20/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Frederick W. Green
Frederick W. Green, President

Date   8/20/2007

By (Signature and Title)*   /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date   8/20/2007

* Print the name and title of each signing officer under his or her signature.